Interest-Bearing Liabilities and Financing Facilities (Tables)	12 Months Ended
Dec. 31, 2023
Interest bearing liabilities and financing facilities [line items]
Summary of interest bearing and bilateral loan liabilities

C.2	Interest-bearing liabilities and financing facilities

	Liquidity Facilities	Bilateral Facilities	Syndicated Facilities	JBIC Facility	US Bonds	Medium Term Notes	Total
	US$m	US$m	US$m	US$m	US$m	US$m	US$m

Year ended 31 December 2023

At 1 January 2023	-	(5)	591	83	4,084	385	5,138

Repayments 1	-	-	-	(83)	-	(201)	(284)

Fair value adjustment and foreign exchange movement	-	-	-	-	-	16	16

Transaction costs capitalised and amortised	(1)	(1)	3	-	3	-	4

Carrying amount at 31 December 2023	(1)	(6)	594	-	4,087	200	4,874

Current 2	(1)	(2)	(3)	-	(3)	-	(9)

Non-current	-	(4)	597	-	4,090	200	4,883

Carrying amount at 31 December 2023	(1)	(6)	594	-	4,087	200	4,874

Undrawn balance at 31 December 2023	1,800	2,250	2,000	-	-	-	6,050

Year ended 31 December 2022

At 1 January 2022	-	(4)	595	166	4,081	592	5,430

Repayments 1	-	-	-	(83)	-	(200)	(283)

Fair value adjustment and foreign exchange movement	-	-	-	-	-	(7)	(7)

Transaction costs capitalised and amortised	-	(1)	(4)	-	3	-	(2)

Carrying amount at 31 December 2022	-	(5)	591	83	4,084	385	5,138

Current	-	(2)	(3)	83	(3)	185	260

Non-current	-	(3)	594	-	4,087	200	4,878

Carrying amount at 31 December 2022	-	(5)	591	83	4,084	385	5,138

Undrawn balance at 31 December 2022	-	2,050	2,000	-	-	-	4,050

1.	Included in cash flows classified within financing activities in the consolidated statement of cash flows.
2.
The balance relates to capitalised costs to be amortised within the next 12 months. This balance has been reclassified to other assets (current) for presentation on the statement of financial position.

Summary of maturity profile interest bearing liabilities
The table below presents the contractual undiscounted cash flows associated with the Group’s interest-bearing liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2023 US$m	2022 US$m

Due for payment in:

1 year or less	212	483

1-2 years	1,181	206

2-3 years	962	1,181

3-4 years	907	962

4-5 years	883	908

More than 5 years	1,534	2,416

	5,679	6,156

Bilateral facilities [member]
Interest bearing liabilities and financing facilities [line items]
Summary of interest bearing and bilateral loan liabilities
The Group has 15 bilateral loan facilities totalling $2,250 million (2022: 14 bilateral loan facilities totalling $2,050 million). Details of bilateral loan facilities at the reporting date are as follows:

Number of facilities	Term (years)	Currency	Extension option
1	5 - 6	US$	Evergreen
5	4 - 5	US$	Evergreen
4	3 - 4	US$	Evergreen
5	3 years or less	US$	Evergreen

Medium Term Notes [member]
Interest bearing liabilities and financing facilities [line items]
Summary of detailed information about debt instruments
On 28 August 2015, the Group established a $3,000 million Global Medium Term Notes Programme listed on the Singapore Stock Exchange. One note is currently issued under this programme as set out below:

Maturity date	Currency	Carrying amount (million)	Nominal interest rate

29 January 2027	US$	200	3.07%
The unutilised program is not considered to be an unused facility.

US Bonds [member]
Interest bearing liabilities and financing facilities [line items]
Summary of detailed information about debt instruments
The Group has four series of unsecured bonds issued in reliance on Rule 144A of the
US Securities Act of 1933
as set out below:

Maturity date	Carrying amount US$m	Nominal interest rate

5 March 2025	1,000	3.65%

15 September 2026	800	3.70%

15 March 2028	800	3.70%

4 March 2029	1,500	4.50%